SHAREHOLDERS' EQUITY (Weighted Average Fair Values of Options Granted) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
Weighted average fair values on grant date	$ 1.7	$ 2.5	$ 5.3